PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2012
PROPERTY AND EQUIPMENT
Schedule of property and equipment

	December 31,
(Dollars in thousands)	2012	2011
Land	$5,297	$5,467
Premises	13,990	13,990
Equipment	7,187	6,381

	26,474	25,838
Accumulated depreciation	9,216	8,355

	$17,258	$17,483